General and administrative expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General and administrative expenses
General and administrative expenses

11.General and administrative expenses

The following table summarizes general and administrative expenses for the three and six months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(6,613)	(1,722)	(3,032)	(1,023)
Professional fees	(2,159)	(2,090)	(666)	(683)
Other operating expenses	(4,908)	(1,667)	(3,743)	(1,541)
	(13,680)	(5,479)	(7,441)	(3,247)

Increase in Other operating expenses in the second quarter of 2022 is due to the accrual of Expected credit losses (“ECL”) of 3,107 on loan receivable to Castcrown Ltd (see Note 17). The amount was accrued based on provisions of IFRS 9 on an individual basis as 41.42 % of total amount as this is the percentage of cases in which is borrower will be in default based on Monte-Carlo simulation used by management for the model to determine fair value of financial instruments.

10.   General and administrative expenses

The following table summarizes general and administrative expenses for the years ended December 31, 2021, 2020 and 2019:

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Employee benefits expenses	(10,497)	(2,033)	(1,045)	(1,912)	(1,002)
Professional fees	(7,457)	(1,473)	(1,473)	(278)	(278)
Other operating expenses	(5,077)	(183)	(183)	(421)	(421)
	(23,031)	(3,689)	(2,701)	(2,611)	(1,701)

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).